ACCUMULATED OTHER COMPREHENSIVE INCOME (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Equity [Abstract]
Opening Balance	¥ 40,917		¥ 42,459	¥ 40,040
Foreign currency translation adjustments, net of tax of nil	(1,275)	$ (196)	(1,542)	2,419
Closing Balance	¥ 39,642	$ 6,075	¥ 40,917	¥ 42,459